Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consists of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	USD
Land	40,972,933	49,781,793	7,118,702
Buildings and plants	562,423,983	570,890,182	81,636,210
Leasehold improvements	651,694,871	577,902,065	82,638,897
Furniture, fixtures and equipment	244,771,734	241,453,078	34,527,331
Motor vehicles	9,476,389	9,163,689	1,310,390
Total	1,509,339,910	1,449,190,807	207,231,530
Less:
Accumulated depreciation	(862,489,629)	(911,724,012)	(130,374,800)

Construction in progress	2,677,929	22,452,162	3,210,616
Property, plant and equipment, net	649,528,210	559,918,957	80,067,346

Depreciation expense was RMB 110,184,167, RMB 110,979,569 and RMB86,990,048 (USD12,439,411) for the years ended December 31, 2023, 2024 and 2025, respectively.